Restricted Cash	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Restricted Cash

Note 4 – Restricted Cash

As of June 30, 2020, the Company had $810,055 in restricted cash. On January 18, 2019, the Superior Court granted ATSCO, Inc. (see Note 9 - Commitments and Contingencies - Litigations Claims and Assessments) a Right to Attach Order and Order for Issuance of Writ of Attachment in the amount of $810,055. On March 21, 2019, the Santa Clara, CA sheriff department served the Writ of Attachment and has taken custody and is holding the $810,055, pending final judgement of the appeal or suit. On July 20, 2020, the Company and ATSCO agreed to settle the dispute. See Notes 9 and 11.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the balance sheets that sum to the total of the same amounts shown in the statement of cash flows.

	As of June 30,
	2020	2019
Cash and cash equivalents	$1,563,926	$4,465,336
Restricted cash	810,055	810,055
Total cash, cash equivalents, and restricted cash in the balance sheets	$2,373,981	$5,275,391